Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	26,512,815
Proposed Maximum Offering Price per Unit	0.73395
Maximum Aggregate Offering Price	$ 19,459,080.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,687.30
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions. (2) Pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price on The Nasdaq Capital Market on April 10, 2026. (3) The Registrant does not have any fee offsets.